Organization and Nature of Business (Details)				1 Months Ended							6 Months Ended	12 Months Ended
	Aug. 04, 2020	Aug. 04, 2020	Mar. 03, 2017	Dec. 22, 2020	Aug. 27, 2020	Aug. 27, 2020	Mar. 27, 2020	Apr. 19, 2019	Jan. 19, 2019	Jan. 18, 2019	Jun. 30, 2021	Dec. 31, 2020
Organization and Nature of Business (Details) [Line Items]
State of incorporation											1847 Holdings LLC (the “Company”) was formed under the laws of the State of Delaware on January 22, 2013.	Delaware
Acquired interest, description								On April 19, 2021, the Company entered into a stock purchase agreement with the Neese Sellers, pursuant to which the Neese Sellers purchased the Company’s 55% ownership interest in 1847 Neese for a purchase price of $325,000 in cash (the “Neese Spin-Off”).
Date of incorporation												Jan. 22, 2013
Neese [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description			As a result of this transaction, 1847 Neese owns 55% of 1847 Neese, with the remaining 45% held by the sellers.
Asien Inc [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description							As a result of this transaction, the Company owns 95% of 1847 Asien, with the remaining 5% held by a third party, and 1847 Asien owns 100% of Asien’s.
Cabinet [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description						As a result of this transaction, the Company owns 92.5% of 1847 Cabinet, with the remaining 7.5% held by a third party, and 1847 Cabinet owns 100% of Kyle’s.
Goedeker Television [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description										As a result of this transaction, the Company owned 70% of Holdco, with the remaining 30% held by third parties, and Holdco owned 100% of Goedeker.
Goedeker IPO [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description	Following this transaction, and the closing of Goedeker’s initial public offering on August 4, 2020 (the “Goedeker IPO”), the Company owned approximately 54.41% of Goedeker.
Asien Inc [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description							As a result of this transaction, the Company owns 95% of 1847 Asien, with the remaining 5% held by a third-party, and 1847 Asien owns 100% of Asien’s.
Cabinet [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description					As a result of this transaction, the Company owns 92.5% of 1847 Cabinet, with the remaining 7.5% held by a third-party, and 1847 Cabinet owns 100% of Kyle’s.
Wolo Inc [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description				As a result of this transaction, the Company owns 92.5% of 1847 Wolo, with the remaining 7.5% held by a third-party, and 1847 Wolo owns 100% of Wolo Mfg and Wolo H&S.
Neese [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description			As a result of this transaction, the Company owned 55% of 1847 Neese, with the remaining 45% held by the Neese Sellers.
Goedeker Television [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description									As a result of this transaction, the Company owned 70% of Holdco, with the remaining 30% held by third parties, and Holdco owned 100% of Goedeker.
Goedeker IPO [Member]
Organization and Nature of Business (Details) [Line Items]
Acquired interest, description		Following this transaction, and the closing of Goedeker’s initial public offering on August 4, 2020 (the “Goedeker IPO”), the Company owned approximately 54.41% of Goedeker.